June 20, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:       Division of Investment Management, Mr. Vincent Destefano

Re:        Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 56 (“PEA#56”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 54 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(b) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 56 (“PEA#56”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#56 is being filed to complete the registration of a new class of shares, Class I shares, for each currently offered series of the Trust.  It is also being filed to incorporate comments of the staff relating to PEA # 53, filed on or about March 20, 2013.

With reference to the staff's comments, we have made the following amendments to this PEA#56.

GENERAL COMMENTS

1.	All incomplete information has been added to the filing.

2.
As directed by staff, performance information relating to each Fund has been added in the appropriate places and financial highlights information has also been added, along with explanatory footnotes as allowed by Form N-1A.

3.	With respect to each Fund Summary, 5 and 10 year periods have been added to each Expense Example.

4.	With respect to each Fund's Annual Operating Expense disclosures, all footnotes not authorized by Form N-1A have been removed.

5.	With respect to each Fund's Principal Risk disclosures, the item entitled, “Who Should Buy this Fund” has been set off as a distinct paragraph and removed from the listing of risks.

6.
Staff asked that the Registrant provide to the staff information relating to its policies with respect to Trust's avoidance of companies that promote anti-family values in light of changing laws.  Registrant respectfully reminds the staff that gambling is legal in many states, that smoking, alcohol and pornography are legal, to some degree, in all states, and the Trust actively avoids investing in companies that are involved in those activities.  That said, Registrant is mindful of the evolving laws relating to this particular item, and constantly reviews its positions to ensure that it does not place itself in a position where it excludes a company that is providing a legally mandated service.

PROSPECTUS COMMENTS

Aggressive Growth Fund

7.	The Fund's Risk Disclosures have been amended to add discussion of expenses of investing in other funds and high portfolio turnover.

International Fund

8.	As requested, the term “foreign companies” has been defined.

9.	As requested, references to large and small market capitalizations have been included in the Investment Strategies Section, which in turn justifies their inclusion in the Principal Risks Section.

10.	Staff requested that risk disclosure be added relating to emerging market companies. References to emerging markets have been deleted from this Fund, so such disclosure is not required.

Large/Mid Cap Growth Fund

11.
Staff suggested that the first Principal investment strategy be amended to state that the Fund will invest in large and mid cap companies.  Upon reflection, Registrant believes that the current disclosure more accurately describes the Fund's strategy and has decided not to make the change.

12.	Staff asked that Registrant consider whether additional risk disclosure be added with respect to high portfolio turnover. Registrant has added risk disclosure relating to this item.

Fixed Income Fund

13.
Staff requested that a statement that the Fund normally invests “at least 80% of its assets” to the first disclosure in the Principal Investment Strategies Section, and that the language disclosing that this strategy is non-fundamental and may be changed on 60 days notice be moved to Item 9.  Both changes have been made.

14.	Staff asked if the Fund had adopted a duration strategy, and we confirm that it has not.

15.	Staff asked that additional disclosure be added to Interest Rate risk to highlight the current interest rate environment. Additional disclosure has been added.

High Yield Fund

15.
Staff requested that a statement that the Fund normally invests “at least 80% of its assets” to the first disclosure in the Principal Investment Strategies Section, and that the language disclosing that this strategy is non-fundamental and may be changed on 60 days notice be moved to Item 9.  Both changes have been made.

16.	Staff asked if the Fund had adopted a duration strategy, and we confirm that it has not.

Israel Common Values Fund

17.	As requested, we have removed the word “only” from the Country-Specific Risk disclosure in the Fund Summary.

18.
Staff suggested that we review the risk disclosures relating to Israel Risk and Country-Specific Risk to remove duplication and to provide a more complete disclosure.  We have done so and combined the disclosure into a single category- Country-Specific Risk.

Defensive Strategies Fund

19.	Staff requested that non-essential verbiage be removed from the statement of investment objective, and that language has been removed.

20.	Staff requested that additional language be added discussing how the Adviser determines percentages of investment and when to adjust those percentages, and such language has been added.

21.	Staff requested that disclosure be added discussing REIT risk. Such disclosure is already present.

22.	Staff requested that we confirm that the Fund does not concentrate in a single industry, and we so confirm.

23.	As requested, certain text has been removed from the TIPS and Credit Risk Risk disclosures.

24.	As requested, language has been added to the ETF Risk disclosure discussing duplication of expenses.

Strategic Growth Fund & Conservative Growth Fund

25.	Staff requested that disclosure be added describing the method by which the Adviser determines allocations, and such language has been added.

26.
Staff asked for an explanation as to why these Funds would allocate assets to the Large Cap and Defensive Strategies Fund.  These Funds are intended to allow exposure to all Timothy Plan Funds through a single investment.  The only difference between this fund and the Conservative Growth Fund is the extent to which allocations are made between Funds.

27.	As requested, disclosure relating to duplication of expenses has been added to the Risk Disclosure Section.

28.	Staff asked if the Fund has adopted a duration strategy, and we confirm that it has not.

STATEMENT OF ADDITTIONAL INFORMATION

29.	As requested, certain language has been deleted from the sixth fundamental investment restriction relating to the Traditional Funds.

30.	As requested, the table relating to the Trustees has been amended to reflect the past five years of service on other directorships.

Please direct all comments concerning this filing to me at the above-listed address and/or phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones, Esq.
DAVID D. JONES, ESQ.